Annual Operating Expenses {- Franklin Mutual Global Discovery VIP Fund} - FTVIP Class 2-66 - Franklin Mutual Global Discovery VIP Fund - Class 2	Oct. 01, 2020
Operating Expenses:
Management fees	0.88%
Distribution and service (12b-1) fees	0.25%
Other expenses of the Fund	0.04%
Dividend expense and security borrowing fees for securities sold short	0.02%
Total annual Fund operating expenses	1.19%